Quarterly Holdings Report
for
Fidelity® Hedged Equity Fund
October 31, 2025
FHE-NPRT3-1225
1.9905823.103
Common Stocks - 96.9%
	Shares	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (a)	5,860	64,460
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	1,268	322,186
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	6,579	105,988
Capital Markets - 0.0%
XP Inc Class A	3,615	65,865
TOTAL BRAZIL		171,853
CANADA - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	6,360	417,788
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	8,205	443,563
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	378	37,505
TOTAL CANADA		898,856
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	5,845	186,865
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	2,431	337,423
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	805	94,024
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (a)	1,378	320,509
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	4,818	327,624
TOTAL UNITED KINGDOM		648,133
UNITED STATES - 96.4%
Communication Services - 9.9%
Diversified Telecommunication Services - 0.6%
Frontier Communications Parent Inc (a)	8,458	319,374
Verizon Communications Inc	74,314	2,953,238
		3,272,612
Entertainment - 1.5%
Liberty Media Corp-Liberty Formula One Class A (a)	1,770	161,035
Netflix Inc (a)	4,193	4,691,380
ROBLOX Corp Class A (a)	609	69,255
Spotify Technology SA (a)	229	150,068
Walt Disney Co/The	23,018	2,592,287
Warner Music Group Corp Class A	2,584	82,585
		7,746,610
Interactive Media & Services - 7.6%
Alphabet Inc Class A	92,250	25,939,778
Meta Platforms Inc Class A	19,482	12,631,155
Pinterest Inc Class A (a)	3,843	127,203
		38,698,136
Media - 0.2%
Fox Corp Class A	11,829	764,745
Liberty Broadband Corp Class A (a)	1,718	91,896
New York Times Co/The Class A	1,849	105,375
Nexstar Media Group Inc	458	89,644
Paramount Skydance Corp Class B (b)	14,475	222,770
		1,274,430
TOTAL COMMUNICATION SERVICES		50,991,788

Consumer Discretionary - 9.7%
Automobile Components - 0.1%
BorgWarner Inc	3,649	156,761
Gentex Corp	2,324	54,498
Lear Corp	905	94,708
		305,967
Automobiles - 2.2%
Harley-Davidson Inc	1,786	48,186
Rivian Automotive Inc Class A (a)(b)	6,657	90,335
Tesla Inc (a)	24,548	11,207,636
		11,346,157
Broadline Retail - 4.3%
Amazon.com Inc (a)	87,804	21,443,493
Macy's Inc	3,686	71,840
		21,515,333
Diversified Consumer Services - 0.1%
ADT Inc	16,383	144,826
H&R Block Inc	2,691	133,850
Service Corp International/US	2,273	189,818
		468,494
Hotels, Restaurants & Leisure - 1.1%
Aramark	11,242	425,847
Boyd Gaming Corp	1,835	142,891
Caesars Entertainment Inc (a)	4,463	89,706
Cava Group Inc (a)(b)	1,426	76,619
Choice Hotels International Inc (b)	770	71,579
Churchill Downs Inc	1,773	175,882
Domino's Pizza Inc	2,198	875,815
DraftKings Inc Class A (a)	2,624	80,268
Dutch Bros Inc Class A (a)	1,693	94,029
Hilton Worldwide Holdings Inc	7,469	1,919,234
Hyatt Hotels Corp Class A (b)	2,558	351,495
MGM Resorts International (a)	17,987	576,124
Texas Roadhouse Inc	2,909	475,854
Vail Resorts Inc	405	60,074
Viking Holdings Ltd (a)	2,881	175,309
Wendy's Co/The	10,483	89,525
Wingstop Inc	357	77,337
Wyndham Hotels & Resorts Inc	2,095	153,836
		5,911,424
Household Durables - 0.2%
KB Home	1,359	84,829
SharkNinja Inc (a)	738	63,099
Somnigroup International Inc	3,371	267,455
Taylor Morrison Home Corp (a)	4,299	254,802
Toll Brothers Inc	3,004	405,390
TopBuild Corp (a)	204	86,186
Whirlpool Corp	684	48,994
		1,210,755
Specialty Retail - 1.5%
AutoNation Inc (a)	1,045	208,864
Bath & Body Works Inc	2,938	71,922
Burlington Stores Inc (a)	613	167,711
Carvana Co Class A (a)	288	88,284
Chewy Inc Class A (a)	2,354	79,377
Dick's Sporting Goods Inc	690	152,801
Floor & Decor Holdings Inc Class A (a)	1,217	76,038
Gap Inc/The	4,514	103,145
Home Depot Inc/The	12,402	4,707,675
Lithia Motors Inc Class A	420	131,914
Murphy USA Inc	400	143,280
Penske Automotive Group Inc (b)	488	78,114
Ross Stores Inc	10,222	1,624,480
Valvoline Inc (a)	1,735	57,272
		7,690,877
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	18,824	1,215,842
TOTAL CONSUMER DISCRETIONARY		49,664,849

Consumer Staples - 4.9%
Beverages - 0.1%
Brown-Forman Corp Class B	10,291	280,224
Coca-Cola Consolidated Inc	700	91,266
Primo Brands Corp Class A	1,987	43,654
		415,144
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp	5,335	4,862,586
Walmart Inc	49,511	5,009,523
		9,872,109
Food Products - 0.6%
Conagra Brands Inc	40,985	704,532
Ingredion Inc	1,114	128,567
Kellanova	11,917	989,826
Kraft Heinz Co/The	54,246	1,341,504
Post Holdings Inc (a)	1,553	161,403
		3,325,832
Household Products - 1.2%
Colgate-Palmolive Co	23,993	1,848,660
Procter & Gamble Co/The	29,956	4,504,484
		6,353,144
Tobacco - 1.0%
Altria Group Inc	38,148	2,150,784
Philip Morris International Inc	21,269	3,069,755
		5,220,539
TOTAL CONSUMER STAPLES		25,186,768

Energy - 2.4%
Energy Equipment & Services - 0.3%
SLB Ltd	41,184	1,485,095
Oil, Gas & Consumable Fuels - 2.1%
Antero Midstream Corp	9,240	159,390
Antero Resources Corp (a)	2,847	88,001
Cheniere Energy Inc	1,957	414,884
Chord Energy Corp	1,311	118,934
Diamondback Energy Inc	9,592	1,373,478
DT Midstream Inc	3,255	356,390
Exxon Mobil Corp	49,506	5,661,507
HF Sinclair Corp	5,227	269,713
Murphy Oil Corp	3,204	90,673
Occidental Petroleum Corp	37,431	1,542,157
Ovintiv Inc	11,988	449,670
Permian Resources Corp Class A	17,983	225,866
Range Resources Corp	4,487	159,513
Viper Energy Inc Class A	2,219	83,346
		10,993,522
TOTAL ENERGY		12,478,617

Financials - 12.6%
Banks - 3.3%
Bank of America Corp	84,958	4,541,005
Comerica Inc	1,817	139,000
First Citizens BancShares Inc/NC Class A	86	156,935
JPMorgan Chase & Co	28,418	8,841,408
Wells Fargo & Co	40,416	3,514,980
		17,193,328
Capital Markets - 2.7%
Affiliated Managers Group Inc	755	179,660
Ameriprise Financial Inc	3,556	1,610,050
Ares Management Corp Class A	2,254	335,192
Blackstone Inc	10,991	1,611,720
Blue Owl Capital Inc Class A	4,059	64,010
Carlyle Group Inc/The	2,699	143,911
Charles Schwab Corp/The	27,856	2,632,950
Coinbase Global Inc Class A (a)	2,186	751,503
Evercore Inc Class A	628	184,984
Franklin Resources Inc	21,976	496,877
Houlihan Lokey Inc Class A	831	148,815
Janus Henderson Group PLC	2,090	91,040
Jefferies Financial Group Inc	3,890	205,509
LPL Financial Holdings Inc	727	274,304
MarketAxess Holdings Inc	508	81,310
Morningstar Inc	504	106,999
Nasdaq Inc	19,414	1,659,704
Northern Trust Corp	8,881	1,142,718
Robinhood Markets Inc Class A (a)	8,110	1,190,386
SEI Investments Co	4,452	358,876
Stifel Financial Corp	2,944	348,658
Tradeweb Markets Inc Class A	1,243	131,000
Virtu Financial Inc Class A	2,924	101,872
		13,852,048
Consumer Finance - 0.1%
Ally Financial Inc	5,981	233,080
Credit Acceptance Corp (a)(b)	165	73,811
OneMain Holdings Inc	1,026	60,728
SLM Corp	3,606	96,821
SoFi Technologies Inc Class A (a)	3,860	114,565
		579,005
Financial Services - 4.3%
Affirm Holdings Inc Class A (a)	666	47,872
Berkshire Hathaway Inc Class B (a)	18,790	8,972,977
Corebridge Financial Inc	2,598	84,591
Equitable Holdings Inc	8,989	444,057
Mastercard Inc Class A	9,712	5,360,927
MGIC Investment Corp	7,240	198,521
Rocket Cos Inc Class A	6,858	114,254
Toast Inc Class A (a)	2,345	84,748
Visa Inc Class A	18,850	6,422,949
Voya Financial Inc	2,301	171,332
WEX Inc (a)	293	42,743
		21,944,971
Insurance - 2.0%
AFLAC Inc	17,383	1,863,284
American Financial Group Inc/OH	1,408	185,405
Arthur J Gallagher & Co	6,547	1,633,411
Assured Guaranty Ltd	1,190	95,890
Axis Capital Holdings Ltd	2,191	205,209
Fidelity National Financial Inc/US	2,621	144,784
Loews Corp	16,763	1,668,924
Markel Group Inc (a)	234	462,040
Old Republic International Corp	7,946	313,549
Prudential Financial Inc	16,918	1,759,472
Reinsurance Group of America Inc	825	150,530
Unum Group	1,576	115,710
W R Berkley Corp	19,348	1,380,286
White Mountains Insurance Group Ltd	51	97,133
		10,075,627
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp (b)	20,183	201,830
Annaly Capital Management Inc	19,150	405,406
Rithm Capital Corp	21,464	235,460
Starwood Property Trust Inc	19,762	359,273
		1,201,969
TOTAL FINANCIALS		64,846,948

Health Care - 8.4%
Biotechnology - 1.6%
AbbVie Inc	19,236	4,194,217
Alnylam Pharmaceuticals Inc (a)	424	193,361
BioMarin Pharmaceutical Inc (a)	5,660	303,206
Cytokinetics Inc (a)	1,691	107,531
Exact Sciences Corp (a)	1,647	106,544
Exelixis Inc (a)	2,285	88,361
Gilead Sciences Inc	17,364	2,080,034
Halozyme Therapeutics Inc (a)	1,465	95,503
Insmed Inc (a)	583	110,537
Ionis Pharmaceuticals Inc (a)	1,162	86,336
Natera Inc (a)	449	89,320
Neurocrine Biosciences Inc (a)	1,295	185,457
Revolution Medicines Inc (a)	1,726	101,558
Roivant Sciences Ltd (a)	8,094	161,799
United Therapeutics Corp (a)	478	212,916
		8,116,680
Health Care Equipment & Supplies - 1.4%
Baxter International Inc	27,136	501,202
Globus Medical Inc Class A (a)	2,948	178,030
Hologic Inc (a)	9,842	727,422
Intuitive Surgical Inc (a)	4,108	2,194,822
Masimo Corp (a)	633	89,030
Medtronic PLC	27,098	2,457,789
Penumbra Inc (a)	438	99,588
Teleflex Inc	1,046	130,196
Zimmer Biomet Holdings Inc	9,044	909,465
		7,287,544
Health Care Providers & Services - 1.5%
Chemed Corp	316	136,291
CVS Health Corp	16,585	1,296,118
DaVita Inc (a)	3,425	407,644
Encompass Health Corp	2,966	337,679
Ensign Group Inc/The	1,337	240,794
HCA Healthcare Inc	4,059	1,865,841
HealthEquity Inc (a)	967	91,458
Tenet Healthcare Corp (a)	772	159,410
UnitedHealth Group Inc	9,925	3,389,983
		7,925,218
Health Care Technology - 0.1%
Doximity Inc Class A (a)	1,333	87,978
Veeva Systems Inc Class A (a)	1,211	352,643
		440,621
Life Sciences Tools & Services - 0.6%
Avantor Inc (a)	8,118	95,955
Bio-Rad Laboratories Inc Class A (a)	516	164,888
Bruker Corp	1,532	59,656
Danaher Corp	10,252	2,208,076
Illumina Inc (a)	2,268	280,189
Medpace Holdings Inc (a)	397	232,209
QIAGEN NV (b)	3,091	144,813
Repligen Corp (a)	652	97,187
		3,282,973
Pharmaceuticals - 3.2%
Eli Lilly & Co	7,178	6,193,609
Jazz Pharmaceuticals PLC (a)	1,178	162,140
Johnson & Johnson	28,179	5,322,168
Merck & Co Inc	34,205	2,940,946
Royalty Pharma PLC Class A	6,681	250,805
Zoetis Inc Class A	9,682	1,395,079
		16,264,747
TOTAL HEALTH CARE		43,317,783

Industrials - 7.7%
Aerospace & Defense - 2.0%
AeroVironment Inc (a)	241	89,148
ATI Inc (a)	1,287	127,374
Boeing Co (a)	9,247	1,858,832
BWX Technologies Inc	776	165,761
Carpenter Technology Corp	324	102,352
Curtiss-Wright Corp	893	531,987
GE Aerospace	12,959	4,003,683
HEICO Corp	1,500	476,655
Hexcel Corp (b)	1,803	128,734
Kratos Defense & Security Solutions Inc (a)	1,118	101,291
Lockheed Martin Corp	4,256	2,093,441
Rocket Lab Corp	1,575	99,194
StandardAero Inc (a)	2,540	73,381
Woodward Inc	690	180,856
		10,032,689
Air Freight & Logistics - 0.3%
United Parcel Service Inc Class B	18,635	1,796,787
Building Products - 0.4%
Advanced Drainage Systems Inc	451	63,163
Armstrong World Industries Inc	638	121,494
Carlisle Cos Inc	960	312,048
Fortune Brands Innovations Inc	4,369	221,945
Masco Corp	16,615	1,075,987
Owens Corning	2,051	261,113
		2,055,750
Commercial Services & Supplies - 0.8%
Cintas Corp	10,541	1,931,849
Clean Harbors Inc (a)	730	153,672
Republic Services Inc	8,650	1,801,276
Tetra Tech Inc	2,916	93,254
		3,980,051
Construction & Engineering - 0.1%
AECOM	1,646	221,140
Comfort Systems USA Inc	129	124,560
MasTec Inc (a)	451	92,076
		437,776
Electrical Equipment - 0.5%
Acuity Inc	481	175,589
GE Vernova Inc	2,989	1,748,984
nVent Electric PLC	2,066	236,247
Regal Rexnord Corp	728	102,568
Vertiv Holdings Co Class A	1,191	229,696
		2,493,084
Ground Transportation - 0.7%
JB Hunt Transport Services Inc	5,218	881,111
Knight-Swift Transportation Holdings Inc	3,823	172,494
Lyft Inc Class A (a)	4,013	82,106
Ryder System Inc	579	97,984
Uber Technologies Inc (a)	24,866	2,399,570
XPO Inc (a)	1,013	145,740
		3,779,005
Industrial Conglomerates - 0.5%
Honeywell International Inc	12,099	2,435,892
Machinery - 1.7%
AGCO Corp	1,495	154,224
Allison Transmission Holdings Inc	2,460	203,073
Caterpillar Inc	6,743	3,892,464
CNH Industrial NV Class A	41,036	430,468
Crane Co	556	105,640
Donaldson Co Inc	814	68,580
Dover Corp	9,807	1,779,578
Graco Inc	5,698	465,925
IDEX Corp	6,168	1,057,565
ITT Inc	1,533	283,712
Lincoln Electric Holdings Inc	598	140,201
Middleby Corp/The (a)	1,217	151,188
Oshkosh Corp	631	77,796
Toro Co/The	1,098	82,054
		8,892,468
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	4,483	187,075
American Airlines Group Inc (a)	33,197	435,877
		622,952
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp Class A	1,998	174,146
Broadridge Financial Solutions Inc	4,379	965,132
CACI International Inc (a)	232	130,442
FTI Consulting Inc (a)	592	97,686
Parsons Corp (a)	885	73,579
Paylocity Holding Corp (a)	429	60,604
Science Applications International Corp	1,061	99,426
SS&C Technologies Holdings Inc	4,855	412,287
TransUnion	1,556	126,316
		2,139,618
Trading Companies & Distributors - 0.2%
Air Lease Corp Class A	1,775	113,351
Core & Main Inc Class A (a)	1,871	97,628
Ferguson Enterprises Inc	1,749	434,627
Watsco Inc	363	133,588
Wesco International Inc	481	124,834
		904,028
TOTAL INDUSTRIALS		39,570,100

Information Technology - 35.0%
Communications Equipment - 1.1%
Arista Networks Inc	12,024	1,896,064
Cisco Systems Inc	53,741	3,929,005
		5,825,069
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp Class A	20,355	2,836,266
Arrow Electronics Inc (a)	2,177	242,844
Avnet Inc	1,578	76,454
Cognex Corp	1,950	80,711
Coherent Corp (a)	909	119,952
Flex Ltd (a)	3,793	237,138
TD SYNNEX Corp	1,274	199,368
		3,792,733
IT Services - 0.7%
Amdocs Ltd	1,726	145,433
Cloudflare Inc Class A (a)	767	194,281
IBM Corporation	10,054	3,090,700
Okta Inc Class A (a)	894	81,827
Snowflake Inc (a)	677	186,094
Twilio Inc Class A (a)	711	95,900
		3,794,235
Semiconductors & Semiconductor Equipment - 14.6%
Advanced Micro Devices Inc (a)	15,553	3,983,434
Amkor Technology Inc	9,205	297,137
Broadcom Inc	41,160	15,213,971
Cirrus Logic Inc (a)	903	119,783
Enphase Energy Inc (a)	3,849	117,433
Entegris Inc	4,226	386,975
GlobalFoundries Inc (a)	4,238	150,873
Intel Corp (a)	42,296	1,691,417
Lam Research Corp	22,027	3,468,371
Lattice Semiconductor Corp (a)	1,323	96,526
MACOM Technology Solutions Holdings Inc (a)	897	132,873
Marvell Technology Inc	2,289	214,571
Micron Technology Inc	11,301	2,528,825
MKS Inc	2,564	368,472
NVIDIA Corp	212,033	42,934,563
Onto Innovation Inc (a)	1,576	212,697
Qorvo Inc (a)	2,637	250,304
Skyworks Solutions Inc	6,827	530,594
Texas Instruments Inc	12,157	1,962,869
Universal Display Corp	621	91,461
		74,753,149
Software - 11.0%
Adobe Inc (a)	5,913	2,012,253
AppLovin Corp Class A (a)	2,558	1,630,290
Atlassian Corp Class A (a)	1,050	177,891
Bentley Systems Inc Class B (b)	985	50,068
Crowdstrike Holdings Inc Class A (a)	2,741	1,488,390
Docusign Inc (a)	1,246	91,132
Dolby Laboratories Inc Class A	1,360	90,195
Dropbox Inc Class A (a)	5,363	155,527
Dynatrace Inc (a)	3,318	167,791
Guidewire Software Inc (a)	696	162,613
HubSpot Inc (a)	324	159,382
Intuit Inc	3,487	2,327,747
Manhattan Associates Inc (a)	394	71,736
Microsoft Corp	65,732	34,036,687
Oracle Corp	15,592	4,094,615
Palantir Technologies Inc Class A (a)	20,599	4,129,482
Palo Alto Networks Inc (a)	8,443	1,859,486
Salesforce Inc	12,285	3,199,137
Samsara Inc Class A (a)	2,456	98,658
Strategy Inc Class A (a)	261	70,342
Zoom Communications Inc Class A (a)	2,721	237,353
Zscaler Inc (a)	627	207,625
		56,518,400
Technology Hardware, Storage & Peripherals - 6.9%
Apple Inc	129,656	35,055,093
Super Micro Computer Inc (a)	5,114	265,723
		35,320,816
TOTAL INFORMATION TECHNOLOGY		180,004,402

Materials - 1.5%
Chemicals - 0.9%
Axalta Coating Systems Ltd (a)	10,655	303,348
Celanese Corp	2,673	102,750
Linde PLC	7,407	3,098,348
NewMarket Corp	125	95,988
RPM International Inc	3,631	396,796
Solstice Advanced Materials Inc	3,024	136,292
Westlake Corp	1,184	81,470
		4,214,992
Construction Materials - 0.1%
CRH PLC	3,827	455,796
Eagle Materials Inc	412	87,476
James Hardie Industries PLC (a)	1,948	40,771
		584,043
Containers & Packaging - 0.3%
AptarGroup Inc	1,123	130,279
Avery Dennison Corp	6,565	1,148,153
Crown Holdings Inc	3,167	307,769
Graphic Packaging Holding CO	7,120	113,849
Sealed Air Corp	1,084	36,325
Silgan Holdings Inc	1,281	49,472
		1,785,847
Metals & Mining - 0.2%
Alcoa Corp	1,933	71,115
MP Materials Corp (a)	1,546	97,537
Reliance Inc	910	257,011
Royal Gold Inc	2,780	485,917
		911,580
TOTAL MATERIALS		7,496,462

Real Estate - 1.8%
Diversified REITs - 0.1%
WP Carey Inc	5,497	362,802
Health Care REITs - 0.2%
Healthpeak Properties Inc	43,564	781,974
Omega Healthcare Investors Inc	4,185	175,895
		957,869
Industrial REITs - 0.1%
EastGroup Properties Inc	953	166,327
First Industrial Realty Trust Inc	1,775	98,122
Lineage Inc	1,149	45,271
Rexford Industrial Realty Inc	4,032	166,602
STAG Industrial Inc Class A	4,627	177,075
		653,397
Office REITs - 0.0%
Vornado Realty Trust	1,995	75,690
Real Estate Management & Development - 0.1%
Howard Hughes Holdings Inc (a)	1,080	85,622
Jones Lang LaSalle Inc (a)	1,107	337,735
Zillow Group Inc Class A (a)	1,083	77,467
		500,824
Residential REITs - 0.4%
American Homes 4 Rent Class A	11,038	348,801
Equity LifeStyle Properties Inc	5,770	352,259
Mid-America Apartment Communities Inc	7,521	964,418
Sun Communities Inc	3,009	380,939
		2,046,417
Retail REITs - 0.3%
Agree Realty Corp	4,192	306,058
Brixmor Property Group Inc	6,029	157,719
Federal Realty Investment Trust	8,427	810,593
NNN REIT Inc	6,815	275,735
		1,550,105
Specialized REITs - 0.6%
American Tower Corp	10,229	1,830,786
CubeSmart	8,427	317,445
Gaming and Leisure Properties Inc	10,359	462,633
Lamar Advertising Co Class A	2,127	252,241
		2,863,105
TOTAL REAL ESTATE		9,010,209

Utilities - 2.5%
Electric Utilities - 1.2%
Alliant Energy Corp	22,739	1,519,420
Constellation Energy Corp	3,417	1,288,209
NextEra Energy Inc	26,958	2,194,381
OGE Energy Corp	1,387	61,222
Pinnacle West Capital Corp	10,719	948,846
		6,012,078
Gas Utilities - 0.0%
National Fuel Gas Co	1,060	83,644
UGI Corp	2,946	98,485
		182,129
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp (a)	255	101,944
Multi-Utilities - 1.3%
Ameren Corp	16,886	1,722,711
CMS Energy Corp	21,763	1,600,669
DTE Energy Co	12,558	1,702,111
NiSource Inc	34,390	1,448,163
		6,473,654
Water Utilities - 0.0%
Essential Utilities Inc	3,180	124,115
TOTAL UTILITIES		12,893,920

TOTAL UNITED STATES		495,461,846
TOTAL COMMON STOCKS (Cost $361,387,202)		498,185,646

Domestic Equity Funds - 1.6%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $6,833,334)	11,832	8,107,641

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.18	3,670,774	3,671,508
Fidelity Securities Lending Cash Central Fund (c)(d)	4.18	1,196,237	1,196,357
TOTAL MONEY MARKET FUNDS (Cost $4,867,865)			4,867,865

Purchased Options - 1.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	245	167,584,900	6,290	12/19/2025	908,950
S&P 500 Index	Chicago Board Options Exchange	225	153,904,500	6,070	11/21/2025	120,375
S&P 500 Index	Chicago Board Options Exchange	203	138,856,060	6,250	1/16/2026	1,180,445
S&P 500 Index	Chicago Board Options Exchange	200	136,804,000	4,200	10/16/2026	871,000
S&P 500 Index	Chicago Board Options Exchange	233	159,376,660	4,300	9/18/2026	1,003,065
S&P 500 Index	Chicago Board Options Exchange	250	171,005,000	4,150	8/21/2026	860,000

						4,943,835
TOTAL PURCHASED OPTIONS (Cost $9,818,707)						4,943,835

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $382,907,108)	516,104,987
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,749,547)
NET ASSETS - 100.0%	514,355,440

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $41,069.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,792,215	219,367,842	220,488,473	92,878	(76)	-	3,671,508	3,670,774	0.0%
Fidelity Securities Lending Cash Central Fund	313,325	20,442,692	19,559,660	3,259	-	-	1,196,357	1,196,237	0.0%
Total	5,105,540	239,810,534	240,048,133	96,137	(76)	-	4,867,865

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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